BORROWINGS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
BORROWINGS
Borrowings

Short-term borrowings on the Consolidated Balance Sheets include Repurchase Agreements utilized for corporate sweep accounts with cash management account agreements in place as well as overnight advances from the Federal Loan Home Bank (FHLB). All Repurchase Agreements are subject to the terms and conditions of Repurchase/Security Agreements between First Financial Bank and the client. To secure the Bank's liability to the client, First Financial Bank is authorized to sell or repurchase U.S. Treasury, government agency and mortgage-backed securities.

Short-term borrowings with the FHLB, which are utilized to manage the Company's normal liquidity needs, increased as a result of increased loan demand as well as deposit rationalization, banking center consolidation and investment portfolio strategies during 2012. Specifically, the Company initiated a deposit rationalization strategy during 2011 focused on improving core relationship profitability and reducing non-core relationship deposits. These deposit rationalization efforts, in addition to deposit attrition resulting from repricing certain acquired deposits and banking center consolidation activities, contributed to the higher level of short-term borrowings in 2012. Additionally, First Financial funded a portion of investment securities purchases in 2012 with short-term borrowings under a strategy to pre-fund the investment portfolio based on the portfolio’s expected cash flows over the next twelve months.

The following is a summary of short-term borrowings for the last three years:

	2012		2011		2010
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$122,570	0.13%	$99,431	0.10%	$59,842	0.20%
Federal Home Loan Bank borrowings	502,000	0.17%	0	N/A	0	N/A
Total	$624,570	0.16%	$99,431	0.10%	$59,842	0.20%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$86,980	0.08%	$96,060	0.17%	$47,531	0.20%
Federal Home Loan Bank borrowings	111,295	0.17%	0	N/A	0	N/A
Total	$198,275	0.13%	$96,060	0.17%	$47,531	0.20%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$170,751		$105,291		$64,995
Federal Home Loan Bank borrowings	502,000		0		0

Long-term debt consists of FHLB long-term advances and repurchase agreements utilizing investment securities pledged as collateral. These instruments are primarily utilized to reduce overnight liquidity risk and to mitigate interest rate sensitivity on the Consolidated Balance Sheets. First Financial has $65.0 million in repurchase agreements which have remaining maturities of less than three years and a weighted average rate of 3.50%. Securities pledged as collateral in conjunction with the repurchase agreements are included within Investment securities available-for-sale on the Consolidated Balance Sheets.

FHLB advances, both short-term and long-term, must be collateralized with qualifying assets, typically certain commercial and residential real estate loans, as well as certain government and agency securities. For ease of borrowing execution, First Financial utilizes a blanket collateral agreement with the FHLB, and at December 31, 2012, had collateral pledged with a book value of $1.6 billion.

The following is a summary of First Financial's long-term debt:

	2012		2011
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Federal Home Loan Bank	$9,427	3.74%	$11,544	3.80%
National Market Repurchase Agreement	65,000	3.50%	65,000	3.50%
Capital loan with municipality	775	0.00%	0	0.00%
Total long-term debt	$75,202	3.49%	$76,544	3.55%

As of December 31, 2012, the long-term debt matures as follows:

(Dollars in thousands)	FHLB	Repurchase Agreement
2013	$28	$12,500
2014	29	27,500
2015	28	25,000
2016	29	0
2017	28	0
Thereafter	9,285	0
Total	$9,427	$65,000

Other long-term debt on the Consolidated Balance Sheets previously consisted of junior subordinated debentures owed to unconsolidated subsidiary trusts. Capital securities were issued in the third quarter of 2003 by a statutory business trust, First Financial (OH) Statutory Trust II (Trust II). These debentures were first eligible for early redemption by First Financial in September 2008 and were fully redeemed on June 30, 2011.

The debenture qualified as Tier I capital under Federal Reserve Board guidelines, but had been limited to 25% of qualifying Tier I capital. After the early redemption, the Company has the capacity to issue approximately $161.1 million in additional qualifying debentures under these guidelines.